Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets and Goodwill (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets and Goodwill [Line Items]
Goodwill		$ 4,462
Trademarks [Member]
Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets and Goodwill [Line Items]
Trademarks	$ 2,419	$ 2,419